Cover	Oct. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2022
Entity File Number	000-56351
Entity Registrant Name	REVIV3 PROCARE COMPANY
Entity Central Index Key	0001718500
Entity Tax Identification Number	47-4125218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9480 Telstar Avenue
Entity Address, Address Line Two	Suite 5
Entity Address, City or Town	El Monte
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91731
City Area Code	(888)
Local Phone Number	638-8883
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true